Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2016	Nov. 30, 2015 shares	Jun. 30, 2016 USD ($) CompensationPlan $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) CompensationPlan $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2011 Founders shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | CompensationPlan			4		4
Ordinary shares reserved for future issuance					15,211,465
Total intrinsic value of options exercised | $			$ 1,400		$ 8,198	$ 5,112	$ 234
Proceeds from exercises of share-based awards | $			$ 1,014	$ 414	$ 885	$ 632	$ 30
Number of founders granted | Founders								2
Share-based compensation arrangement by share-based payment award, unvested awards					42,224
Outstanding liability awards			0		0
Weighted average per share fair value of options granted to employees | $ / shares			$ 3.55	$ 6.36	$ 4.69	$ 4.02	$ 1.56
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards issued to non-employees			0	0	0	1	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant					5,999,375
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, unvested awards			20,142		42,224
Aggregate intrinsic value of unvested shares | $			$ 200		$ 400
Restricted Share Units (RSUs) [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		25,000
Restricted Share Units (RSUs) [Member] | Director One [Member] | Vesting on a Monthly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		3 years
Restricted Share Units (RSUs) [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		20,000
Restricted Share Units (RSUs) [Member] | Director Two [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		5 months
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $			$ 12,100		$ 13,200
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition			3 years 4 months 2 days		3 years 7 months 6 days
Service-Based and Performance-Based Vesting Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $			$ 1,900		$ 2,900
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition			11 months 5 days		1 year 1 month 6 days
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period								4 years
Share-based compensation arrangement by share-based payment award, granted								550,000
Share-based compensation arrangement by share-based payment award, unvested awards						31,250
Aggregate intrinsic value of unvested shares | $						$ 300
Restricted Share Awards [Member] | Vesting at End of Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage								25.00%
Restricted Share Awards [Member] | Vesting Quarterly Over Remaining Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage								6.25%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance			5,500,000		5,500,000
Increase in number of shares reserved and available for issuance, percentage	5.00%
Number of options available for future grant			5,987,375		5,999,375
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term			10 years		10 years
Share-based compensation arrangement by share-based payment award, vesting period			4 years		4 years
2007 Plan, 2010 Plan and Approved Plan [Member] | Vesting Upon Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			100.00%		100.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable Immediately Upon Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			25.00%		25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 12 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			50.00%		50.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 24 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			25.00%		25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term			10 years		10 years
Share-based compensation arrangement by share-based payment award, vesting period			4 years		4 years
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance			1,100,000		1,100,000
2015 Employee Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of ordinary shares, percent			85.00%		85.00%